Financial Risk Management - Market Risk - Interest rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
200 basis point increase
Financial Risk Management
Net liability for incurred claims	$ 28,081.6	$ 25,254.5
Hypothetical change in net earnings	1,278.6	1,233.7
100 basis point increase
Financial Risk Management
Net liability for incurred claims	28,862.7	25,864.4
Hypothetical change in net earnings	655.3	623.9
No change
Financial Risk Management
Net liability for incurred claims	29,688.4	26,488.3
100 basis point decrease
Financial Risk Management
Net liability for incurred claims	30,625.0	27,127.6
Hypothetical change in net earnings	(751.5)	(639.3)
200 basis point decrease
Financial Risk Management
Net liability for incurred claims	31,627.3	27,784.0
Hypothetical change in net earnings	(1,551.7)	(1,295.8)
Interest rate risk
Financial Risk Management
Fixed income securities	37,400.0	29,000.0
Interest rate risk | Forward contracts to sell long-dated U.S. treasury bonds
Financial Risk Management
Notional amount	292.8	183.7
Interest rate risk | Forward contracts to buy long-dated U.S. treasury bonds
Financial Risk Management
Notional amount	1,900.0	0.0
Interest rate risk | 200 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	35,043.3	27,944.0
Hypothetical change in net earnings	$ (1,934.7)	$ (852.9)
Hypothetical % change in fair value	(6.40%)	(3.70%)
Interest rate risk | 100 basis point increase
Financial Risk Management
Fair value of fixed income portfolio	$ 36,212.0	$ 28,461.5
Hypothetical change in net earnings	$ (991.9)	$ (435.4)
Hypothetical % change in fair value	(3.30%)	(1.90%)
Interest rate risk | No change
Financial Risk Management
Fair value of fixed income portfolio	$ 37,441.0	$ 29,001.2
Interest rate risk | 100 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	38,803.0	29,616.2
Hypothetical change in net earnings	$ 1,098.1	$ 496.4
Hypothetical % change in fair value	3.60%	2.10%
Interest rate risk | 200 basis point decrease
Financial Risk Management
Fair value of fixed income portfolio	$ 40,274.9	$ 30,289.0
Hypothetical change in net earnings	$ 2,284.7	$ 1,039.7
Hypothetical % change in fair value	7.60%	4.40%